OTHER EXPENSES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER EXPENSES
Contingencies and Non-operating fees	$ 10,192,495	$ 5,377,190	$ 9,959,181
Tax on bank debits	4,653,929	7,669,234	7,006,261
Disposal and write-off of Property, plant and equipment	262,366	3,025,497	4,800,278
Others	948,973	629,550	999,447
Total other expenses	$ 16,057,763	$ 16,701,471	$ 22,765,167